Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Loss for the year	$ (47,590,257)	$ (18,495,121)	$ (1,664,684)
Changes in operating assets and liabilities:
Depreciation	5,370	94,852	33,100
Finance expense	4,848	3,333	4,977
Change in benefits to employees	18,667	6,003	2,792
Shares issued pursuant to a settlement agreement	546,122
Loss from revaluation of settlement agreement	69,955
Derivative for settlement agreement	308,862
Loss (gain) from revaluation of warrants	28,866,166	(7,704)
Impairments	8,200,336	13,142,481
Share-based compensation	3,709,278	343,253	279,536
Foreign exchange (gain) loss	(485,453)	176,409	(106,463)
Accounts receivable	(126,280)	38,370	(30,976)
Trade payables and accrued liabilities	143,423	67,060	10,857
Related parties	(216,357)	450,048
Prepaid expenses	(15,721)	800,191	(785,323)
Deferred revenue	8,294	(87,274)	189,022
Net cash used in operating activities	(6,552,747)	(3,468,099)	(2,067,162)
Investing activities:
Purchase of property and equipment		(7,703)	(123,172)
Investment in intangible assets		(366,325)	(1,886,717)
Disposal of property and equipment			1,500
Net cash used in investing activities		(374,028)	(2,008,389)
Financing activities:
Proceeds from exercise of stock options			237,800
Proceeds from private placements			657,552
Proceeds from issuance of enhanced voting preference shares	35,608
Proceeds from public offering, net	7,741,342	4,695,751
Repayment of long term loan	(47,818)	(45,350)	(46,561)
Net cash provided by financing activities	7,729,132	4,650,401	848,791
Net Increase (decrease) in cash	1,176,385	808,274	(3,226,760)
Release of funds from escrow			2,484,634
Effect of foreign exchange rate changes on cash	326,715	(87,211)	109,647
Cash at beginning of year	3,113,934	2,392,871	3,025,350
Cash at end of year	4,617,034	3,113,934	2,392,871
Supplemental disclosure of cash flow information
Cash paid during the year for interest	4,848	5,972	4,977
Supplemental non-cash information
Shares issued for intangible asset in Zigi Carmel acquisition			$ 42,768,000